Combined Statement of Financial Condition $ in Thousands	Sep. 30, 2017 USD ($) $ / shares shares
ASSETS
Investment in Gold, at fair value (cost $13,592 at September 30, 2017)	$ 14,406	[1]
Gold Delivery Agreement receivable	21	[1]
Total Assets	14,427	[1]
LIABILITIES
Accounts payable to Sponsor	4	[1]
Gold Delivery Agreement payable	50	[1]
Total Liabilities	54	[1]
Net Assets	$ 14,373	[1]
Shares issued | shares	120,000	[1],[2]
Shares outstanding | shares	120,000	[1],[2]
Net asset value per Share | $ / shares	$ 119.77	[1]
SPDR Long Dollar Gold Trust [Member]
ASSETS
Investment in Gold, at fair value (cost $13,592 at September 30, 2017)	$ 14,406	[1]
Gold Delivery Agreement receivable	21	[1]
Total Assets	14,427	[1]
LIABILITIES
Accounts payable to Sponsor	4	[1]
Gold Delivery Agreement payable	50	[1]
Total Liabilities	54	[1]
Net Assets	$ 14,373	[1]
Shares issued | shares	120,000	[1],[2]
Shares outstanding | shares	120,000	[1],[2]
Net asset value per Share | $ / shares	$ 119.77	[1]
The Gold Trust [Member]
ASSETS
Cash	$ 0	[3]
Total Assets	0	[3]
LIABILITIES
Net Assets	$ 0	[3]

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.
[2]	Authorized share capital is unlimited and the par value of the Shares is $0.00.
[3]	As of September 30, 2017, The Gold Trust had not commenced operations.